Summary of Significant Accounting Policies - Schedule of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Level 2 [Member]
Schedule of Financial Instruments [Line Items]
Short-term investments	¥ 31,789	$ 4,438	¥ 9,085